Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE SHORT-TERM BOND FUND, INC.
Entity Central Index Key	0000731890
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000005536
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund
Class Name	Investor Class
Trading Symbol	PRWBX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Short-Term Bond Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short-Term Bond Fund - Investor Class	$48	0.47%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The shorter-maturity U.S. investment-grade bond market generated positive returns over the year ended May 31, 2025, as front-end yields fell amid elevated rate volatility, driven by heightened trade policy uncertainty and fiscal policy concerns near the end of the period.

  The fund’s overweight to investment-grade corporate bonds and corresponding underweight to U.S. Treasuries aided performance relative to its style-specific benchmark, the Bloomberg 1–3 Year U.S. Government/Credit Index, as corporate credit spreads tightened. Similarly, out-of-benchmark allocations to asset-backed securities, mortgage-backed securities (MBS), and commercial mortgage-backed securities contributed. Security selection within investment-grade corporate bonds generated positive returns.

  Duration management over the period detracted from the fund’s returns relative to its style-specific benchmark.

  The Short-Term Bond Fund seeks a high level of income consistent with minimal fluctuation in principal value and liquidity. The fund’s allocation to investment-grade corporate bonds marginally decreased over the reporting period but continued to represent its largest absolute and relative position. The fund’s allocation to U.S. Treasuries decreased slightly while our allocation to MBS increased.

  While we are primarily a cash bond manager, we occasionally employ the limited use of derivatives in our strategy for hedging purposes. The use of derivatives may include futures and options, as well as credit default and interest rate swaps.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	Investor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2015	9,974	9,945	9,996
2015	9,990	9,988	10,003
2016	9,986	10,164	10,051
2016	10,068	10,299	10,094
2016	10,149	10,539	10,146
2016	10,126	10,205	10,112
2017	10,168	10,308	10,154
2017	10,212	10,462	10,195
2017	10,279	10,591	10,238
2017	10,259	10,533	10,200
2018	10,241	10,360	10,167
2018	10,272	10,423	10,211
2018	10,333	10,480	10,253
2018	10,351	10,391	10,287
2019	10,483	10,689	10,424
2019	10,645	11,090	10,589
2019	10,781	11,546	10,727
2019	10,822	11,513	10,758
2020	10,999	11,937	10,933
2020	11,013	12,134	11,073
2020	11,227	12,293	11,120
2020	11,296	12,351	11,134
2021	11,360	12,102	11,144
2021	11,374	12,085	11,161
2021	11,383	12,283	11,163
2021	11,320	12,209	11,108
2022	11,161	11,782	10,964
2022	10,963	11,091	10,823
2022	10,874	10,868	10,719
2022	10,746	10,641	10,662
2023	10,845	10,637	10,688
2023	10,976	10,854	10,847
2023	11,039	10,738	10,887
2023	11,209	10,767	11,043
2024	11,389	10,991	11,178
2024	11,484	10,995	11,266
2024	11,785	11,522	11,568
2024	11,878	11,507	11,637
2025	12,054	11,629	11,797
2025	12,181	11,596	11,926

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Short-Term Bond Fund (Investor Class)	6.07%	2.04%	1.99%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.46	-0.90	1.49
Bloomberg 1-3 Year U.S. Government/Credit Bond Index (Strategy Benchmark)	5.85	1.49	1.78

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 4,677,748,000
Holdings Count | Holding	918
Advisory Fees Paid, Amount	$ 12,926,000
InvestmentCompanyPortfolioTurnover	107.20%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$4,677,748 Number of Portfolio Holdings918
Holdings [Text Block]
Corporate Bonds	43.9%
Asset-Backed Securities	19.2
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	18.6
Non-U.S. Government Mortgage-Backed Securities	7.7
U.S. Government & Agency Mortgage-Backed Securities	7.0
Foreign Government Obligations & Municipalities	2.0
Securities Lending Collateral	0.7
Commercial Paper	0.5
Short-Term and Other	0.4

Largest Holdings [Text Block]
U.S. Treasury Notes	18.2%
Federal National Mortgage Assn.	4.1
Federal Home Loan Mortgage	1.8
Banco Santander	1.6
Government National Mortgage Assn.	1.0
CVS Health	0.8
Wells Fargo	0.8
Crown Castle	0.7
Volkswagen Group of America Finance	0.7
SBA Tower Trust	0.6

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000005537
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund
Class Name	Advisor Class
Trading Symbol	PASHX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Short-Term Bond Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short-Term Bond Fund - Advisor Class	$81	0.79%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The shorter-maturity U.S. investment-grade bond market generated positive returns over the year ended May 31, 2025, as front-end yields fell amid elevated rate volatility, driven by heightened trade policy uncertainty and fiscal policy concerns near the end of the period.

  The fund’s overweight to investment-grade corporate bonds and corresponding underweight to U.S. Treasuries aided performance relative to its style-specific benchmark, the Bloomberg 1–3 Year U.S. Government/Credit Index, as corporate credit spreads tightened. Similarly, out-of-benchmark allocations to asset-backed securities, mortgage-backed securities (MBS), and commercial mortgage-backed securities contributed. Security selection within investment-grade corporate bonds generated positive returns.

  Duration management over the period detracted from the fund’s returns relative to its style-specific benchmark.

  The Short-Term Bond Fund seeks a high level of income consistent with minimal fluctuation in principal value and liquidity. The fund’s allocation to investment-grade corporate bonds marginally decreased over the reporting period but continued to represent its largest absolute and relative position. The fund’s allocation to U.S. Treasuries decreased slightly while our allocation to MBS increased.

  While we are primarily a cash bond manager, we occasionally employ the limited use of derivatives in our strategy for hedging purposes. The use of derivatives may include futures and options, as well as credit default and interest rate swaps.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2015	9,988	9,945	9,996
2015	9,976	9,988	10,003
2016	9,964	10,164	10,051
2016	10,060	10,299	10,094
2016	10,113	10,539	10,146
2016	10,081	10,205	10,112
2017	10,116	10,308	10,154
2017	10,173	10,462	10,195
2017	10,210	10,591	10,238
2017	10,184	10,533	10,200
2018	10,158	10,360	10,167
2018	10,203	10,423	10,211
2018	10,232	10,480	10,253
2018	10,264	10,391	10,287
2019	10,365	10,689	10,424
2019	10,538	11,090	10,589
2019	10,669	11,546	10,727
2019	10,700	11,513	10,758
2020	10,866	11,937	10,933
2020	10,894	12,134	11,073
2020	11,097	12,293	11,120
2020	11,157	12,351	11,134
2021	11,188	12,102	11,144
2021	11,216	12,085	11,161
2021	11,192	12,283	11,163
2021	11,145	12,209	11,108
2022	10,981	11,782	10,964
2022	10,779	11,091	10,823
2022	10,685	10,868	10,719
2022	10,553	10,641	10,662
2023	10,646	10,637	10,688
2023	10,767	10,854	10,847
2023	10,820	10,738	10,887
2023	10,978	10,767	11,043
2024	11,145	10,991	11,178
2024	11,230	10,995	11,266
2024	11,514	11,522	11,568
2024	11,596	11,507	11,637
2025	11,759	11,629	11,797
2025	11,873	11,596	11,926

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Short-Term Bond Fund (Advisor Class)	5.73%	1.74%	1.73%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.46	-0.90	1.49
Bloomberg 1-3 Year U.S. Government/Credit Bond Index (Strategy Benchmark)	5.85	1.49	1.78

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 4,677,748,000
Holdings Count | Holding	918
Advisory Fees Paid, Amount	$ 12,926,000
InvestmentCompanyPortfolioTurnover	107.20%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$4,677,748 Number of Portfolio Holdings918
Holdings [Text Block]
Corporate Bonds	43.9%
Asset-Backed Securities	19.2
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	18.6
Non-U.S. Government Mortgage-Backed Securities	7.7
U.S. Government & Agency Mortgage-Backed Securities	7.0
Foreign Government Obligations & Municipalities	2.0
Securities Lending Collateral	0.7
Commercial Paper	0.5
Short-Term and Other	0.4

Largest Holdings [Text Block]
U.S. Treasury Notes	18.2%
Federal National Mortgage Assn.	4.1
Federal Home Loan Mortgage	1.8
Banco Santander	1.6
Government National Mortgage Assn.	1.0
CVS Health	0.8
Wells Fargo	0.8
Crown Castle	0.7
Volkswagen Group of America Finance	0.7
SBA Tower Trust	0.6

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000166333
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund
Class Name	I Class
Trading Symbol	TBSIX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Short-Term Bond Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short-Term Bond Fund - I Class	$34	0.33%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The shorter-maturity U.S. investment-grade bond market generated positive returns over the year ended May 31, 2025, as front-end yields fell amid elevated rate volatility, driven by heightened trade policy uncertainty and fiscal policy concerns near the end of the period.

  The fund’s overweight to investment-grade corporate bonds and corresponding underweight to U.S. Treasuries aided performance relative to its style-specific benchmark, the Bloomberg 1–3 Year U.S. Government/Credit Index, as corporate credit spreads tightened. Similarly, out-of-benchmark allocations to asset-backed securities, mortgage-backed securities (MBS), and commercial mortgage-backed securities contributed. Security selection within investment-grade corporate bonds generated positive returns.

  Duration management over the period detracted from the fund’s returns relative to its style-specific benchmark.

  The Short-Term Bond Fund seeks a high level of income consistent with minimal fluctuation in principal value and liquidity. The fund’s allocation to investment-grade corporate bonds marginally decreased over the reporting period but continued to represent its largest absolute and relative position. The fund’s allocation to U.S. Treasuries decreased slightly while our allocation to MBS increased.

  While we are primarily a cash bond manager, we occasionally employ the limited use of derivatives in our strategy for hedging purposes. The use of derivatives may include futures and options, as well as credit default and interest rate swaps.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	I Class	Regulatory Benchmark	Strategy Benchmark
12/17/15	500,000	500,000	500,000
2/29/16	500,608	509,869	503,216
5/31/16	505,905	516,654	505,374
8/31/16	510,175	528,657	507,963
11/30/16	509,081	511,904	506,252
2/28/17	511,307	517,084	508,347
5/31/17	514,749	524,810	510,397
8/31/17	517,127	531,261	512,539
11/30/17	516,283	528,358	510,683
2/28/18	515,529	519,696	509,027
5/31/18	517,220	522,844	511,194
8/31/18	520,411	525,686	513,327
11/30/18	521,440	521,267	515,007
2/28/19	528,222	536,169	521,852
5/31/19	537,641	556,308	530,120
8/31/19	543,484	579,161	537,040
11/30/19	545,662	577,518	538,611
2/29/20	554,699	598,808	547,343
5/31/20	556,714	608,687	554,359
8/31/20	567,639	616,653	556,720
11/30/20	570,104	619,583	557,419
2/28/21	573,436	607,093	557,939
5/31/21	574,251	606,223	558,793
8/31/21	574,793	616,133	558,889
11/30/21	572,938	612,437	556,141
2/28/22	565,064	591,041	548,904
5/31/22	554,083	556,379	541,862
8/31/22	549,733	545,179	536,653
11/30/22	544,691	533,802	533,800
2/28/23	549,860	533,580	535,102
5/31/23	556,668	544,457	543,074
8/31/23	560,035	538,674	545,066
11/30/23	567,593	540,100	552,879
2/29/24	576,866	551,334	559,612
5/31/24	583,173	551,565	564,038
8/31/24	598,619	577,980	579,143
11/30/24	603,540	577,232	582,607
2/28/25	612,700	583,356	590,633
5/31/25	618,051	581,674	597,055

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 12/17/15
Short-Term Bond Fund (I Class)	5.98%	2.11%	2.27%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.46	-0.90	1.61
Bloomberg 1-3 Year U.S. Government/Credit Bond Index (Strategy Benchmark)	5.85	1.49	1.89

Performance Inception Date	Dec. 17, 2015
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 4,677,748,000
Holdings Count | Holding	918
Advisory Fees Paid, Amount	$ 12,926,000
InvestmentCompanyPortfolioTurnover	107.20%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$4,677,748 Number of Portfolio Holdings918
Holdings [Text Block]
Corporate Bonds	43.9%
Asset-Backed Securities	19.2
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	18.6
Non-U.S. Government Mortgage-Backed Securities	7.7
U.S. Government & Agency Mortgage-Backed Securities	7.0
Foreign Government Obligations & Municipalities	2.0
Securities Lending Collateral	0.7
Commercial Paper	0.5
Short-Term and Other	0.4

Largest Holdings [Text Block]
U.S. Treasury Notes	18.2%
Federal National Mortgage Assn.	4.1
Federal Home Loan Mortgage	1.8
Banco Santander	1.6
Government National Mortgage Assn.	1.0
CVS Health	0.8
Wells Fargo	0.8
Crown Castle	0.7
Volkswagen Group of America Finance	0.7
SBA Tower Trust	0.6

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000225824
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund
Class Name	Z Class
Trading Symbol	TRZOX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Short-Term Bond Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short-Term Bond Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The shorter-maturity U.S. investment-grade bond market generated positive returns over the year ended May 31, 2025, as front-end yields fell amid elevated rate volatility, driven by heightened trade policy uncertainty and fiscal policy concerns near the end of the period.

  The fund’s overweight to investment-grade corporate bonds and corresponding underweight to U.S. Treasuries aided performance relative to its style-specific benchmark, the Bloomberg 1–3 Year U.S. Government/Credit Index, as corporate credit spreads tightened. Similarly, out-of-benchmark allocations to asset-backed securities, mortgage-backed securities (MBS), and commercial mortgage-backed securities contributed. Security selection within investment-grade corporate bonds generated positive returns.

  Duration management over the period detracted from the fund’s returns relative to its style-specific benchmark.

  The Short-Term Bond Fund seeks a high level of income consistent with minimal fluctuation in principal value and liquidity. The fund’s allocation to investment-grade corporate bonds marginally decreased over the reporting period but continued to represent its largest absolute and relative position. The fund’s allocation to U.S. Treasuries decreased slightly while our allocation to MBS increased.

  While we are primarily a cash bond manager, we occasionally employ the limited use of derivatives in our strategy for hedging purposes. The use of derivatives may include futures and options, as well as credit default and interest rate swaps.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	Z Class	Regulatory Benchmark	Strategy Benchmark
2/22/21	10,000	10,000	10,000
2/28/21	10,003	9,989	9,995
5/31/21	10,026	9,975	10,011
8/31/21	10,045	10,138	10,012
11/30/21	10,000	10,077	9,963
2/28/22	9,871	9,725	9,833
5/31/22	9,707	9,154	9,707
8/31/22	9,639	8,970	9,614
11/30/22	9,537	8,783	9,563
2/28/23	9,636	8,779	9,586
5/31/23	9,763	8,958	9,729
8/31/23	9,831	8,863	9,765
11/30/23	9,994	8,887	9,905
2/29/24	10,166	9,071	10,025
5/31/24	10,263	9,075	10,105
8/31/24	10,544	9,510	10,375
11/30/24	10,640	9,498	10,437
2/28/25	10,810	9,598	10,581
5/31/25	10,937	9,571	10,696

Average Annual Return [Table Text Block]
	1 Year	Since Inception 2/22/21
Short-Term Bond Fund (Z Class)	6.56%	2.12%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.46	-1.02
Bloomberg 1-3 Year U.S. Government/Credit Bond Index (Strategy Benchmark)	5.85	1.59

Performance Inception Date	Feb. 22, 2021
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 4,677,748,000
Holdings Count | Holding	918
Advisory Fees Paid, Amount	$ 12,926,000
InvestmentCompanyPortfolioTurnover	107.20%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$4,677,748 Number of Portfolio Holdings918
Holdings [Text Block]
Corporate Bonds	43.9%
Asset-Backed Securities	19.2
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	18.6
Non-U.S. Government Mortgage-Backed Securities	7.7
U.S. Government & Agency Mortgage-Backed Securities	7.0
Foreign Government Obligations & Municipalities	2.0
Securities Lending Collateral	0.7
Commercial Paper	0.5
Short-Term and Other	0.4

Largest Holdings [Text Block]
U.S. Treasury Notes	18.2%
Federal National Mortgage Assn.	4.1
Federal Home Loan Mortgage	1.8
Banco Santander	1.6
Government National Mortgage Assn.	1.0
CVS Health	0.8
Wells Fargo	0.8
Crown Castle	0.7
Volkswagen Group of America Finance	0.7
SBA Tower Trust	0.6

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless